Earnings per Share - Summary of Basic and Diluted Earnings per Share from Operations (Detail) - KRW (₩) ₩ / shares in Units, ₩ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Basic earnings per share [abstract]
Profit (loss) attributable to ordinary shares	₩ 461,559	₩ 708,362	₩ 546,361
Profit from continuing operations attributable to ordinary shares	₩ 461,559	₩ 708,362	404,045
Profit from discontinued operations attributable to ordinary shares			₩ 142,316
Weighted average number of ordinary shares outstanding	245,017,175	244,892,313	244,854,364
Basic earnings per share (In Korean won)	₩ 1,884	₩ 2,893	₩ 2,231
Basic earnings per share from continuing operations	₩ 1,884	₩ 2,893	1,650
Basic earnings per share from discontinued operations			₩ 581
Profit attributable to ordinary shares (In millions of Korean won)	₩ 461,559	₩ 708,362	₩ 546,361
Adjusted net income attributable to ordinary shares		(67)	(75)
Diluted profit attributable to ordinary shares (In millions of Korean won)	461,559	708,295	546,286
Diluted profit (loss) attributable to ordinary shares	461,559	708,295	546,286
Diluted profit from continuing operations attributable to ordinary shares	₩ 461,559	₩ 708,295	403,970
Diluted income from discontinued operations attributable to ordinary shares			₩ 142,316
Number of dilutive potential ordinary shares outstanding	79,880	84,245	1,104
Weighted average number of ordinary shares outstanding	245,097,055	244,976,558	244,855,468
Diluted earnings per share (In Korean won)	₩ 1,883	₩ 2,891	₩ 2,231
Diluted earnings per share from continuing operations	₩ 1,883	₩ 2,891	1,650
Diluted earnings per share from discontinued operations			₩ 581